T. ROWE PRICE Dynamic Global Bond Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BAHRAIN 0.5%
Government Bonds 0.5%
Kingdom of Bahrain, 5.625%, 5/18/34 (USD) (1) 24,760,000 23,449
Total Bahrain (Cost
$24,760
)
23,449
BRAZIL 5.6%
Corporate Bonds 0.4%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (1) 17,530,000 17,424
17,424
Government Bonds 5.2%
Brazil Notas do Tesouro Nacional, Series B, Inflation-Indexed,
6.00%, 5/15/25  424,351,222 91,014
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27  672,218,000 134,591
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/33  110,600,000 20,929
246,534
Total Brazil (Cost
$246,000
)
263,958
CANADA 0.5%
Government Bonds 0.5%
Government of Canada Real Return Bond, Inflation-Indexed,
4.00%, 12/1/31  22,363,631 24,446
Total Canada (Cost
$24,592
)
24,446
CHILE 2.3%
Government Bonds 2.3%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26  93,020,000,000 110,260
Total Chile (Cost
$134,482
)
110,260
CHINA 5.5%
Convertible Bonds 0.1%
Vnet Group, Zero Coupon, 2/1/26 (USD)  6,000,000 4,795
4,795
Corporate Bonds 1.2%
CIFI Holdings Group, 4.375%, 4/12/27 (USD) (2) 11,200,000 8,904
Country Garden Holdings, 3.30%, 1/12/31 (USD) (2) 14,090,000 9,936
Kaisa Group Holdings, 8.50%, 6/30/22 (USD) (3)(4) 15,890,000 2,963

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kaisa Group Holdings, 11.50%, 1/30/23 (USD) (3)(4) 8,854,000 1,731
Kaisa Group Holdings, 11.70%, 11/11/25 (USD) (3)(4) 2,800,000 508
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (3)(4) 13,051,000 2,643
Longfor Group Holdings, 3.85%, 1/13/32 (USD) (2) 9,170,000 7,838
Shimao Group Holdings, 3.45%, 1/11/31 (USD)  17,195,000 4,385
Shimao Group Holdings, 5.20%, 1/16/27 (USD) (2) 2,220,000 622
Times China Holdings, 6.20%, 3/22/26 (USD)  3,220,000 1,256
Times China Holdings, 6.75%, 7/8/25 (USD) (2) 12,750,000 5,231
Yanlord Land HK, 5.125%, 5/20/26 (USD)  12,835,000 11,487
57,504
Government Bonds 4.2%
China Development Bank, 3.09%, 6/18/30  294,600,000 46,225
People's Republic of China, 2.68%, 5/21/30  495,500,000 76,926
People's Republic of China, 3.27%, 11/19/30  461,900,000 75,087
198,238
Total China (Cost
$284,079
)
260,537
CYPRUS 0.3%
Government Bonds 0.3%
Republic of Cyprus, 2.75%, 5/3/49 (2) 11,964,000 14,055
Total Cyprus (Cost
$16,513
)
14,055
FRANCE 0.1%
Corporate Bonds 0.1%
Altice France Holding, 4.00%, 2/15/28 (1)(2) 3,780,000 3,597
Total France (Cost
$3,604
)
3,597
GERMANY 7.4%
Government Bonds 7.4%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  182,948,305 227,968
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  89,295,995 122,316
Total Germany (Cost
$352,148
)
350,284
HUNGARY 1.2%
Government Bonds 1.2%
Hungary Government Bond, 4.75%, 11/24/32  8,289,900,000 22,703
Republic of Hungary, 2.25%, 4/20/33  14,978,100,000 31,933
Total Hungary (Cost
$57,093
)
54,636

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDIA 0.7%
Corporate Bonds 0.4%
HDFC Bank, 8.10%, 3/22/25  1,200,000,000 16,369
16,369
Government Bonds 0.3%
Republic of India, 6.45%, 10/7/29  1,253,000,000 16,246
16,246
Total India (Cost
$35,084
)
32,615
IRELAND 1.3%
Corporate Bonds 1.3%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  13,050,000 11,949
AerCap Ireland Capital, 3.30%, 1/30/32 (USD)  15,025,000 13,538
AerCap Ireland Capital, 3.50%, 1/15/25 (USD)  11,431,000 11,191
AerCap Ireland Capital, 6.50%, 7/15/25 (USD)  15,701,000 16,616
AerCap Ireland Capital, FRN, SOFR + 0.68%, 0.979%, 9/29/23
(USD)  6,390,000 6,310
Avolon Holdings Funding, 2.75%, 2/21/28 (USD) (1) 4,500,000 4,028
Total Ireland (Cost
$68,152
)
63,632
ISRAEL 2.0%
Government Bonds 2.0%
State of Israel, 3.75%, 3/31/47  265,130,000 94,391
Total Israel (Cost
$97,626
)
94,391
JAPAN 13.0%
Government Bonds 13.0%
Government of Japan, Ten Year Bond, 0.10%, 12/20/31  46,500,000,000 377,256
Japan Government Ten Year Bond, 0.10%, 9/20/31  28,943,300,000 235,096
Total Japan (Cost
$644,290
)
612,352
MALAYSIA 1.0%
Government Bonds 1.0%
1MDB Global Investments, 4.40%, 3/9/23 (USD)  16,300,000 15,941
Government of Malaysia, 4.736%, 3/15/46  67,360,000 16,369

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, 4.921%, 7/6/48  50,920,000 12,758
Total Malaysia (Cost
$45,190
)
45,068
MEXICO 0.4%
Government Bonds 0.4%
Mexican Bonos, 8.00%, 11/7/47  401,400,000 19,258
Total Mexico (Cost
$17,764
)
19,258
NETHERLANDS 6.2%
Bank Loans 0.3% (5)
T-Mobile Netherlands, FRN, 3M EURIBOR + 4.00%, 11/19/28 (6) 13,490,000 14,841
14,841
Common Stocks 0.0%
Fortenova Group STAK Stichting, ADR  597,196 267
267
Convertible Bonds 0.0%
Fortenova Group TopCo, PIK, 2.50%, 4/1/24 (7) 2,510,295 1,125
1,125
Government Bonds 5.9%
Netherlands Government Bond, 0.75%, 7/15/28 (1) 247,000,000 276,851
276,851
Total Netherlands (Cost
$293,614
)
293,084
NEW ZEALAND 1.3%
Government Bonds 1.3%
Government of New Zealand, 2.75%, 5/15/51  100,444,000 60,903
Total New Zealand (Cost
$69,626
)
60,903
PHILIPPINES 1.3%
Government Bonds 1.3%
Republic of Philippines, 3.90%, 11/26/22  1,425,000,000 27,506
Republic of Philippines, 6.25%, 1/14/36  1,679,000,000 35,647
Total Philippines (Cost
$65,517
)
63,153

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
QATAR 0.4%
Corporate Bonds 0.4%
Qatar Petroleum, 2.25%, 7/12/31 (USD) (2) 22,590,000 20,839
Total Qatar (Cost
$22,754
)
20,839
ROMANIA 1.8%
Government Bonds 1.8%
Republic of Romania, 2.00%, 1/28/32 (EUR) (1) 4,485,000 4,138
Republic of Romania, 5.00%, 2/12/29  313,590,000 66,140
Republic of Romania, 5.80%, 7/26/27  64,950,000 14,455
Total Romania (Cost
$99,043
)
84,733
SERBIA 2.1%
Government Bonds 2.1%
Republic of Serbia, 4.50%, 8/20/32  5,187,930,000 43,769
Republic of Serbia, 5.875%, 2/8/28  5,669,670,000 53,615
Total Serbia (Cost
$112,975
)
97,384
SOUTH AFRICA 3.1%
Government Bonds 3.1%
Republic of South Africa, 8.75%, 2/28/48  899,460,000 51,776
Republic of South Africa, 10.50%, 12/21/26  1,260,000,000 94,057
Total South Africa (Cost
$137,793
)
145,833
SOUTH KOREA 1.0%
Government Bonds 1.0%
Korea Treasury Bond, 2.00%, 6/10/31  62,770,000,000 47,679
Total South Korea (Cost
$51,575
)
47,679
SWEDEN 0.8%
Government Bonds 0.8%
Sweden Government Bond, 3.50%, 3/30/39  270,000,000 38,070
Total Sweden (Cost
$46,592
)
38,070

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 2.1%
Government Bonds 2.1%
Kingdom of Thailand, 3.60%, 6/17/67  952,465,000 29,015
Kingdom of Thailand, Inflation-Indexed, 1.25%, 3/12/28  2,323,251,425 71,444
Total Thailand (Cost
$102,926
)
100,459
UNITED KINGDOM 8.2%
Bank Loans 0.1% (5)
Motion Finco, FRN, 1M USD LIBOR + 3.25%, 4.256%, 11/12/26
(USD)  5,174,033 5,076
5,076
Corporate Bonds 0.1%
Merlin Entertainments, 5.75%, 6/15/26 (USD)  1,215,000 1,194
Motion Bondco, 6.625%, 11/15/27 (USD) (1)(2) 2,200,000 2,068
3,262
Government Bonds 8.0%
United Kingdom Inflation-Linked Gilt, 0.125%, 3/22/24  261,326,918 377,880
377,880
Total United Kingdom (Cost
$390,358
)
386,218
UNITED STATES 22.3%
Asset-Backed Securities 1.3%
Applebee's Funding, Series 2019-1A, Class A2I, 4.194%,
6/5/49 (1) 4,407,480 4,374
Carmax Auto Owner Trust, Series 2019-2, Class C, 3.16%,
2/18/25  6,340,000 6,376
Cologix Data Centers U.S. Issuer, Series 2021-1A, Class A2,
3.30%, 12/26/51 (1) 11,085,000 10,669
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%,
5/15/28  2,975,000 2,982
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%,
4/20/48 (1) 2,372,563 2,388
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,877,725 4,703
Exeter Automobile Receivables Trust, Series 2021-1A, Class E,
2.21%, 2/15/28 (1) 17,480,000 16,469
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48 (1) 10,890,840 10,945

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 4,517,813 4,369
63,275
Bank Loans 1.0% (5)
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR + 3.50%,
3.799%, 8/21/26  7,970,625 7,827
CoreLogic, FRN, 3M USD LIBOR + 6.50%, 7.00%, 6/4/29  5,850,000 5,755
IRB Holding, FRN, SOFR + 3.00%, 3.75%, 12/15/27  4,667,850 4,637
Life Time, FRN, 1M USD LIBOR + 4.75%, 5.75%, 12/16/24  2,496,426 2,481
Mozart Borrower, FRN, 3M EURIBOR + 3.50%, 3.50%, 10/23/28
(EUR)  10,324,000 11,230
Nascar Holdings, FRN, 3M USD LIBOR + 2.50%, 2.957%,
10/19/26  1,082,301 1,072
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 5.207%,
3/11/26  11,215,000 10,935
RealPage, FRN, 1M USD LIBOR + 3.25%, 3.75%, 4/24/28  2,701,425 2,667
46,604
Convertible Preferred Stocks 0.4%
Southern, Series A, 6.75%, 8/1/22  352,254 19,090
19,090
Corporate Bonds 1.8%
Ally Financial, 4.625%, 5/19/22  6,915,000 6,933
CoreLogic, 4.50%, 5/1/28 (1) 11,695,000 10,935
NGL Energy Partners, 7.50%, 11/1/23 (2) 6,000,000 5,730
Pacific Gas & Electric, 3.30%, 8/1/40  2,250,000 1,836
Pacific Gas & Electric, 3.50%, 8/1/50  9,775,000 7,748
Pacific Gas & Electric, 4.95%, 7/1/50  6,233,000 5,898
PG&E, 5.00%, 7/1/28  2,395,000 2,305
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 6.625%,
10/15/26 (1) 14,775,000 14,479
SBA Tower Trust, 2.836%, 1/15/25 (1) 7,420,000 7,301
Transocean Phoenix 2, 7.75%, 10/15/24 (1) 2,880,000 2,909
Transocean Pontus, 6.125%, 8/1/25 (1) 1,134,675 1,132
Transocean Proteus, 6.25%, 12/1/24 (1) 6,399,000 6,335
Verizon Communications, 3.55%, 3/22/51  13,185,000 12,421
85,962
Equity Mutual Funds 3.4%
Invesco Senior Loan ETF (2) 7,261,100 158,074
158,074
Municipal Securities 0.6%
Puerto Rico Commonwealth, VR, 11/1/43 (4)(8) 5,112,108 2,748

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  528,726 482
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,322,744 764
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,027,849 1,003
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  923,897 892
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  792,950 761
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,078,109 1,024
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  1,121,218 1,055
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.25%, 7/1/23  1,147,957 1,176
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,144,738 1,208
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,134,369 1,239
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,115,968 1,244
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,083,929 1,235
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  11,890,000 12,058
26,889
Non-U.S. Government Mortgage-Backed Securities 2.1%
BANK, Series 2020-BN25, Class AS, 2.841%, 1/15/63  8,515,000 7,979
BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%,
2/15/53  7,995,000 7,642
Benchmark Mortgage Trust, Series 2020-B16, Class AM, ARM,
2.944%, 2/15/53  5,730,000 5,465
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 2.547%, 4/15/34 (1) 5,535,000 5,396
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 4,517,000 3,951
Natixis Commercial Mortgage Securities Trust, Series 2019-
MILE, Class A, ARM, 1M USD LIBOR + 1.50%, 1.897%,
7/15/36 (1) 7,500,000 7,462
Structured Agency Credit Risk Debt Notes, Series 2018-HQA1,
Class M2, CMO, ARM, 1M USD LIBOR + 2.30%, 2.757%,
9/25/30  6,504,300 6,509
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1A, CMO, ARM, SOFR30A + 1.30%, 1.399%, 2/25/42 (1) 13,001,587 12,923
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57 (1) 1,824,744 1,807

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 1,563,756 1,558
Towd Point Mortgage Trust, Series 2018-3, Class A1, CMO,
ARM, 3.75%, 5/25/58 (1) 2,794,118 2,791
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57 (1) 16,136,731 15,710
Verus Securitization Trust, Series 2019-3, Class A1, CMO, STEP,
2.784%, 7/25/59 (1) 3,370,618 3,371
Verus Securitization Trust, Series 2022-1, Class A1, CMO, STEP,
2.724%, 1/25/67 (1) 18,253,192 17,740
100,304
U.S. Treasury Obligations 11.7%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23  136,419,360 141,045
U.S. Treasury Notes, 0.125%, 1/31/23  280,000,000 276,632
U.S. Treasury Notes, 2.125%, 5/15/22  136,000,000 136,276
553,953
Total United States (Cost
$1,062,217
)
1,054,151
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 0.29% (9)(10) 87,234,501 87,235
Total Short-Term Investments (Cost $87,235) 87,235
SECURITIES LENDING COLLATERAL 3.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 0.29% (9)(10) 34,729,151 34,729
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 34,729
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 0.29% (9)(10) 150,912,333 150,912
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 150,912
Total Securities Lending Collateral (Cost $185,641) 185,641

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 1.3%
OTC Options Purchased 1.3%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
S&P 500 Index,
Put, 6/17/22 @
$4,200.00 (4) 872 395,052 6,688
BNP Paribas
EUR Call / USD Put,
10/3/22 @ $1.15 (4) 1 94,275 781
Citibank
10 Year Interest
Rate Swap, 2/14/33
Pay Fixed 1.60%
Annually, Receive
Variable 0.69% (GBP
SONIA) Annually,
2/14/23 @ 1.60%*
(GBP) (4) 1 68,600 3,347
Citibank
10 Year Interest
Rate Swap, 2/24/33
Pay Fixed 1.60%
Annually, Receive
Variable 0.69% (GBP
SONIA) Annually,
2/24/23 @ 1.60%*
(GBP) (4) 1 86,230 4,262
Citibank
10 Year Interest
Rate Swap,
9/19/32 Pay Fixed
2.50% Annually,
Receive Variable
0.29% (SOFR)
Annually, 9/15/22 @
2.50%* (4) 3 471,727 6,586
Credit Suisse
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit CDX.
NA.IG-S37, 5 Year
Index, 12/20/26),
Pay 1.00% Quarterly,
Received upon credit
default, 5/18/22 @
0.90%* (4) 1 455,300 232

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
30 Year Interest Rate
Swap, 11/16/52 Pay
Fixed 2.20% Semi-
Annually, Receive
Variable 0.962%
(3M USD LIBOR)
Quarterly, 11/14/22
@ 2.20%* (4) 1 100,739 7,231
Morgan Stanley
30 Year Interest Rate
Swap, 11/16/52 Pay
Fixed 2.20% Semi-
Annually, Receive
Variable 0.962%
(3M USD LIBOR)
Quarterly, 11/15/22
@ 2.20%* (4) 1 60,931 4,381
Morgan Stanley
30 Year Interest Rate
Swap, 11/17/52 Pay
Fixed 2.20% Semi-
Annually, Receive
Variable 0.962%
(3M USD LIBOR)
Quarterly, 11/14/22
@ 2.20%* (4) 1 66,930 4,804
Morgan Stanley
5 Year Interest
Rate Swap, 3/6/28
Pay Fixed 2.10%
Annually, Receive
Variable 0.29%
(SOFR) Annually,
3/2/23 @ 2.10%* (4) 2 454,600 12,309
Morgan Stanley
EUR Call / USD Put,
10/3/22 @ $1.15 (4) 1 94,275 896
Morgan Stanley
NASDAQ 100 Index,
Put, 6/17/22 @
$12,400.00 (4) 127 188,449 1,790
Morgan Stanley
NASDAQ 100 Index,
Put, 6/17/22 @
$13,000.00 (4) 77 114,256 1,619
Morgan Stanley
S&P 500 Index,
Put, 7/15/22 @
$4,250.00 (4) 309 139,990 3,269

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
USD Put / JPY Call,
4/26/22 @ 123.00
(JPY) (4) 1 282,530 4,682
Total Options Purchased (Cost $48,939) 62,877
Total Investments in Securities 99.4%
(Cost $4,828,182) $ 4,700,797
Other Assets Less Liabilities 0.6% 27,926
Net Assets 100.0% $ 4,728,723
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$501,272 and represents 10.6% of net assets.
(2) All or a portion of this security is on loan at March 31, 2022.
(3) Security is in default or has failed to make a scheduled interest and/or principal payment.
(4) Non-income producing
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) All or a portion of this loan is unsettled as of March 31, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(9) Seven-day yield
(10) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M HKD HIBOR Three month HKD HIBOR (Hong Kong interbank offered rate)

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
RUB Russian Ruble
SEK Swedish Krona
SOFR Secured overnight financing rate

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Put,
7/15/22 @ $4,650.00 103 46,663 (2,345)
Total Options Written (Premiums $(2,140)) $ (2,345)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
SWAPS (0.8)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.4)%
Credit Default Swaps, Protection Bought (0.6)%
Bahrain 0.0%
Barclays Bank, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD) 8,426 165 246 (81)
JPMorgan Chase, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 (USD) 15,413 1,044 637 407
Total Bahrain 883 326
Canada (0.0)%
Goldman Sachs, Protection Bought
(Relevant Credit: Barrick Gold), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/26 (USD) 16,700 (409) (259) (150)
Total Canada (259) (150)
France (0.0)%
BNP Paribas, Protection Bought (Relevant
Credit: Sanofi), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/26 10,300 (373) (388) 15
Total France (388) 15
Luxembourg (0.0)%
Barclays Bank, Protection Bought
(Relevant Credit: Glencore Finance
Europe), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/23 11,714 (730) (515) (215)
Citibank, Protection Bought (Relevant
Credit: Glencore Finance Europe), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/23 13,096 (816) (586) (230)
JPMorgan Chase, Protection Bought
(Relevant Credit: Glencore Finance
Europe), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/23 3,000 (187) (201) 14
Total Luxembourg (1,302) (431)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
South Africa 0.0%
JPMorgan Chase, Protection Bought
(Relevant Credit: Republic of South
Africa), Pay 1.00% Quarterly, Receive upon
credit default, 6/20/25 (USD) 33,790 438 1,930 (1,492)
Total South Africa 1,930 (1,492)
United States (0.6)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 20,610 (2,566) (2,363) (203)
Bank of America, Protection Bought
(Relevant Credit: Quest Diagnostics), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/26 17,000 (395) (415) 20
Barclays Bank, Protection Bought
(Relevant Credit: Netflix), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 1,985 (343) (360) 17
BNP Paribas, Protection Bought (Relevant
Credit: Netflix), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/26 4,125 (712) (758) 46
BNP Paribas, Protection Bought (Relevant
Credit: Packaging Corp. of America), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/26 13,050 (334) (318) (16)
Citibank, Protection Bought (Relevant
Credit: Netflix), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/26 4,690 (810) (839) 29
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 92,800 (11,553) (8,972) (2,581)
JPMorgan Chase, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 24,750 (3,081) (2,934) (147)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 46,400 (5,776) (4,213) (1,563)
Total United States (21,172) (4,398)
Total Bilateral Credit Default Swaps, Protection
Bought (20,308) (6,130)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.1%
Luxembourg 0.1%
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 12,000 1,887 2,118 (231)
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 * 16,950 2,665 2,144 521
Total Luxembourg 4,262 290
United States 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: Verizon Communications, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/22 22,400 42 14 28
Total United States 14 28
Total Bilateral Credit Default Swaps, Protection Sold 4,276 318
Total Return Swaps 0.1%
United States 0.1%
JPMorgan Chase, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 0.928%
(3M USD LIBOR) Quarterly, 6/20/22 102,950 3,565 — 3,565
JPMorgan Chase, Pay Underlying
Reference: Mozart Borrower at Maturity,
Receive Variable (0.369)% (SOFR +
(0.65)%) at Maturity, 6/21/22 4,706 111 (109) 220
Total United States (109) 3,785
Total Bilateral Total Return Swaps (109) 3,785
Total Bilateral Swaps (16,141) (2,027)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.4)%
Credit Default Swaps, Protection Bought (1.1)%
Foreign/Europe (0.5)%
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S37, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/27 278,980 (22,974) (20,330) (2,644)
Total Foreign/Europe (2,644)
Luxembourg (0.1)%
Protection Bought (Relevant Credit:
Glencore Finance Europe), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 19,570 (3,630) (4,345) 715
Total Luxembourg 715
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/26 (USD) 14,615 440 692 (252)
Total South Africa (252)
United States (0.5)%
Protection Bought (Relevant Credit:
Bausch Health Cos), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/26 20,725 1,158 (1,023) 2,181
Protection Bought (Relevant Credit:
Bausch Health Cos), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/26 2,910 208 (94) 302
Protection Bought (Relevant Credit: CHS/
Community Health Systems), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/26 18,220 1,067 500 567
Protection Bought (Relevant Credit: CHS/
Community Health Systems), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 3,100 230 185 45
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/26 23,000 2,045 2,115 (70)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S38, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
6/21/27 331,575 (18,788) (18,825) 37
Protection Bought (Relevant Credit: Markit
CDX.NA.IG-S38, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/27 866,455 (14,174) (12,013) (2,161)
Protection Bought (Relevant Credit:
Raytheon Technologies), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/26 11,770 (333) (375) 42
Protection Bought (Relevant Credit: Xerox),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/26 16,633 1,496 1,263 233
Total United States 1,176
Total Centrally Cleared Credit Default Swaps,
Protection Bought (1,005)
Credit Default Swaps, Protection Sold 0.0%
Portugal 0.0%
Protection Sold (Relevant Credit: EDP
Finance, BBB*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/22 41,353 242 11 231
Total Portugal 231
United States (0.0)%
Protection Sold (Relevant Credit: Murphy
Oil, Ba2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/22 16,500 (170) (433) 263
Total United States 263
Total Centrally Cleared Credit Default Swaps,
Protection Sold 494
Interest Rate Swaps 0.6%
Canada 0.3%
5 Year Interest Rate Swap, Pay Fixed
2.373% Semi-Annually, Receive Variable
1.035% (3M CAD CDOR) Semi-Annually,
3/15/27 131,760 2,025 — 2,025
30 Year Interest Rate Swap, Pay Fixed
1.542% Semi-Annually, Receive Variable
0.535% (3M CAD CDOR) Semi-Annually,
10/8/50 33,670 7,199 1 7,198

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
1.811% Semi-Annually, Receive Variable
0.518% (3M CAD CDOR) Semi-Annually,
10/3/49 2,600 437 — 437
30 Year Interest Rate Swap, Pay Fixed
2.008% Semi-Annually, Receive Variable
0.753% (3M CAD CDOR) Semi-Annually,
10/23/49 2,000 275 — 275
30 Year Interest Rate Swap, Pay Fixed
2.270% Semi-Annually, Receive Variable
0.885% (3M CAD CDOR) Semi-Annually,
2/23/51 9,800 980 1 979
30 Year Interest Rate Swap, Pay Fixed
2.435% Semi-Annually, Receive Variable
0.563% (3M CAD CDOR) Semi-Annually,
4/15/51 5,200 350 — 350
30 Year Interest Rate Swap, Pay Fixed
2.533% Semi-Annually, Receive Variable
0.580% (3M CAD CDOR) Semi-Annually,
4/16/49 1,600 87 — 87
30 Year Interest Rate Swap, Pay Fixed
2.546% Semi-Annually, Receive Variable
1.095% (3M CAD CDOR) Semi-Annually,
3/22/51 5,100 287 — 287
30 Year Interest Rate Swap, Pay Fixed
2.625% Semi-Annually, Receive Variable
0.518% (3M CAD CDOR) Semi-Annually,
7/5/48 20,750 927 1 926
30 Year Interest Rate Swap, Pay Fixed
2.942% Semi-Annually, Receive Variable
1.138% (3M CAD CDOR) Semi-Annually,
9/25/48 850 1 1 —
30 Year Interest Rate Swap, Pay Fixed
3.030% Semi-Annually, Receive Variable
0.790% (3M CAD CDOR) Semi-Annually,
11/9/48 2,200 (48) — (48)
Total Canada 12,516
China 0.0%
5 Year Interest Rate Swap, Receive Fixed
2.870% Quarterly, Pay Variable 2.410% (7
Day Interbank Repo) Quarterly, 3/9/26 92,650 259 — 259
5 Year Interest Rate Swap, Receive Fixed
2.880% Quarterly, Pay Variable 2.600% (7
Day Interbank Repo) Quarterly, 3/8/26 402,350 1,150 — 1,150
Total China 1,409

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Hong Kong (0.2)%
5 Year Interest Rate Swap, Receive Fixed
0.768% Quarterly, Pay Variable 0.438%
(3M HKD HIBOR) Quarterly, 2/25/26 71,000 (534) — (534)
5 Year Interest Rate Swap, Receive Fixed
0.803% Quarterly, Pay Variable 0.254%
(3M HKD HIBOR) Quarterly, 7/3/25 90,000 (543) 1 (544)
5 Year Interest Rate Swap, Receive Fixed
0.805% Quarterly, Pay Variable 0.254%
(3M HKD HIBOR) Quarterly, 7/7/25 180,000 (1,088) — (1,088)
5 Year Interest Rate Swap, Receive Fixed
0.838% Quarterly, Pay Variable 0.282%
(3M HKD HIBOR) Quarterly, 4/19/26 80,000 (588) — (588)
5 Year Interest Rate Swap, Receive Fixed
0.860% Quarterly, Pay Variable 0.334%
(3M HKD HIBOR) Quarterly, 5/4/25 216,249 (1,200) — (1,200)
5 Year Interest Rate Swap, Receive Fixed
0.875% Quarterly, Pay Variable 0.334%
(3M HKD HIBOR) Quarterly, 5/6/25 439,051 (2,411) 1 (2,412)
Total Hong Kong (6,366)
Mexico (0.2)%
5 Year Interest Rate Swap, Receive Fixed
7.176% 28 Days, Pay Variable 6.238%
(MXIBTIIE) 28 Days, 11/16/26 1,516,780 (3,349) — (3,349)
5 Year Interest Rate Swap, Receive Fixed
7.260% 28 Days, Pay Variable 6.238%
(MXIBTIIE) 28 Days, 11/13/26 574,565 (1,170) — (1,170)
5 Year Interest Rate Swap, Receive Fixed
7.295% 28 Days, Pay Variable 6.235%
(MXIBTIIE) 28 Days, 11/12/26 1,533,500 (3,013) 1 (3,014)
5 Year Interest Rate Swap, Receive Fixed
7.345% 28 Days, Pay Variable 6.230%
(MXIBTIIE) 28 Days, 11/11/26 935,155 (1,745) — (1,745)
Total Mexico (9,278)
Poland 0.3%
10 Year Interest Rate Swap, Pay Fixed
1.090% Annually, Receive Variable 2.010%
(6M PLN WIBOR) Semi-Annually, 11/20/30 36,418 2,236 — 2,236
10 Year Interest Rate Swap, Pay Fixed
1.800% Annually, Receive Variable 1.700%
(6M PLN WIBOR) Semi-Annually, 11/6/29 26,015 1,173 — 1,173

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
1.820% Annually, Receive Variable 2.060%
(6M PLN WIBOR) Semi-Annually, 11/25/29 53,000 2,388 1 2,387
10 Year Interest Rate Swap, Pay Fixed
1.860% Annually, Receive Variable 1.700%
(6M PLN WIBOR) Semi-Annually, 11/7/29 25,625 1,130 — 1,130
10 Year Interest Rate Swap, Pay Fixed
2.465% Annually, Receive Variable 0.960%
(6M PLN WIBOR) Semi-Annually, 5/2/29 19,600 577 1 576
10 Year Interest Rate Swap, Pay Fixed
2.873% Annually, Receive Variable 4.100%
(6M PLN WIBOR) Semi-Annually, 9/6/28 5,800 136 — 136
10 Year Interest Rate Swap, Pay Fixed
2.930% Annually, Receive Variable 1.050%
(6M PLN WIBOR) Semi-Annually, 11/5/28 20,430 500 — 500
10 Year Interest Rate Swap, Pay Fixed
2.955% Annually, Receive Variable 2.530%
(6M PLN WIBOR) Semi-Annually, 6/8/28 17,812 374 1 373
10 Year Interest Rate Swap, Pay Fixed
2.963% Annually, Receive Variable 3.460%
(6M PLN WIBOR) Semi-Annually, 8/6/28 9,750 210 — 210
10 Year Interest Rate Swap, Pay Fixed
2.983% Annually, Receive Variable 4.690%
(6M PLN WIBOR) Semi-Annually, 9/17/28 29,420 662 1 661
10 Year Interest Rate Swap, Pay Fixed
3.000% Annually, Receive Variable 1.880%
(6M PLN WIBOR) Semi-Annually, 11/13/28 40,000 976 — 976
10 Year Interest Rate Swap, Pay Fixed
3.025% Annually, Receive Variable 2.570%
(6M PLN WIBOR) Semi-Annually, 6/11/28 28,188 563 — 563
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 3.750%
(6M PLN WIBOR) Semi-Annually, 2/13/28 119,483 2,621 — 2,621
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 3.750%
(6M PLN WIBOR) Semi-Annually, 2/14/28 90,466 1,975 1 1,974
Total Poland 15,516
United Kingdom 0.4%
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable 0.113%
(GBP SONIA) Annually, 9/27/51 86,175 13,655 (6) 13,661
30 Year Interest Rate Swap, Pay Fixed
1.442% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 3/18/52 19,190 (44) — (44)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
1.467% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 3/18/52 19,189 (195) — (195)
50 Year Interest Rate Swap, Pay Fixed
0.742% Annually, Receive Variable 0.113%
(GBP SONIA) Annually, 9/27/71 8,815 2,167 7 2,160
Total United Kingdom 15,582
Total Centrally Cleared Interest Rate Swaps 29,379
Zero-Coupon Inflation Swaps 0.1%
United States 0.1%
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.609% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/10/32 46,520 (2,276) — (2,276)
10 Year Zero-Coupon Inflation Swap
Receive Fixed 3.098% at Maturity, Pay
Variable (Change in CPI) at Maturity,
3/10/32 45,150 (1,452) — (1,452)
30 Year Zero-Coupon Inflation Swap Pay
Fixed 2.305% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/28/51 10,261 1,807 — 1,807
30 Year Zero-Coupon Inflation Swap Pay
Fixed 2.314% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/28/51 10,262 1,776 — 1,776
30 Year Zero-Coupon Inflation Swap Pay
Fixed 2.321% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/27/51 20,872 3,568 — 3,568
30 Year Zero-Coupon Inflation Swap Pay
Fixed 2.511% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/18/51 12,723 1,285 — 1,285

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Zero-Coupon Inflation Swap Pay
Fixed 2.520% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/18/51 12,722 1,246 1 1,245
Total United States 5,953
Total Centrally Cleared Zero-Coupon Inflation Swaps 5,953
Total Centrally Cleared Swaps 34,821
Net payments (receipts) of variation margin to date (30,903)
Variation margin receivable (payable) on centrally cleared swaps $ 3,918
*
Credit ratings as of March 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(888).

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/7/22 MXN 946,445 USD 45,164 $ 2,362
Bank of America 4/8/22 IDR 417,320,258 USD 29,082 (22)
Bank of America 4/8/22 USD 56,181 INR 4,198,862 871
Bank of America 6/17/22 PLN 62,115 USD 14,339 329
Bank of America 6/17/22 USD 4,025 HUF 1,379,370 (83)
Bank of America 6/17/22 USD 26,373 ZAR 402,115 (871)
Bank of America 6/17/22 ZAR 933,703 USD 61,476 1,784
Barclays Bank 4/7/22 RON 15,679 USD 3,590 (83)
Barclays Bank 4/7/22 USD 45,899 MXN 964,310 (2,524)
Barclays Bank 4/8/22 TWD 967,179 USD 33,600 168
Barclays Bank 4/8/22 USD 10,075 IDR 145,300,525 (43)
Barclays Bank 6/10/22 USD 24,211 PHP 1,257,841 51
Barclays Bank 6/10/22 USD 10,321 THB 342,777 2
Barclays Bank 6/17/22 TRY 398,495 USD 25,025 558
Barclays Bank 6/17/22 USD 746,118 JPY 87,755,967 23,725
Barclays Bank 6/17/22 USD 32,474 TRY 545,726 (2,561)
Barclays Bank 6/17/22 USD 77,265 ZAR 1,195,993 (3,765)
Barclays Bank 7/8/22 USD 33,770 TWD 967,179 (173)
BNP Paribas 4/7/22 EUR 19,129 USD 20,896 270
BNP Paribas 4/7/22 EUR 83,173 USD 93,829 (1,799)
BNP Paribas 4/7/22 RSD 981,680 USD 9,064 159
BNP Paribas 4/7/22 USD 184,696 EUR 168,441 (1,680)
BNP Paribas 4/7/22 USD 43,609 MXN 901,146 (1,642)
BNP Paribas 4/7/22 USD 43,660 SEK 412,919 (261)
BNP Paribas 4/22/22 NOK 222,834 USD 25,495 (191)
BNP Paribas 6/2/22 BRL 95,496 USD 18,480 1,213
BNP Paribas 6/2/22 CLP 4,968,162 USD 6,159 87
BNP Paribas 6/2/22 USD 44,518 CLP 35,194,690 273
BNP Paribas 6/17/22 GBP 33,277 USD 43,825 (123)
BNP Paribas 6/17/22 HUF 5,397,525 USD 15,393 682
BNP Paribas 6/17/22 USD 49,292 ZAR 730,638 (210)
BNP Paribas 6/17/22 ZAR 39,353 USD 2,538 129
Canadian Imperial Bank
of Commerce 4/7/22 USD 26,443 CAD 33,088 (24)
Canadian Imperial Bank
of Commerce 4/7/22 USD 66,632 NZD 98,392 (1,551)
Citibank 4/7/22 AUD 159,675 USD 117,181 2,313
Citibank 4/7/22 ILS 757,978 USD 239,042 (1,487)
Citibank 4/7/22 RSD 778,983 USD 7,310 9
Citibank 4/7/22 RSD 778,983 USD 7,374 (55)
Citibank 4/7/22 SEK 876,234 USD 94,115 (911)
Citibank 4/7/22 USD 93,958 AUD 130,331 (3,576)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 4/7/22 USD 1,496 EUR 1,307 $ 50
Citibank 4/7/22 USD 29,493 ILS 93,781 102
Citibank 4/7/22 USD 88,254 ILS 285,280 (1,155)
Citibank 4/7/22 USD 27,862 RSD 2,872,556 872
Citibank 4/7/22 USD 9,740 RUB 1,144,418 (4,169)
Citibank 4/22/22 USD 93,421 NOK 829,155 (734)
Citibank 6/2/22 BRL 9,140 USD 1,769 116
Citibank 6/2/22 EGP 736,514 USD 45,913 (5,962)
Citibank 6/2/22 USD 24,395 BRL 117,949 73
Citibank 6/2/22 USD 23,992 BRL 123,115 (1,396)
Citibank 6/2/22 USD 38,732 EGP 736,514 (1,219)
Citibank 6/10/22 USD 23,057 COP 89,389,502 (398)
Citibank 6/17/22 TRY 42,581 USD 2,632 102
Citibank 6/17/22 USD 89,198 GBP 68,057 (180)
Citibank 7/21/22 USD 239,798 ILS 757,978 1,320
Citibank 7/21/22 USD 14,553 RSD 1,557,966 (62)
Credit Suisse 6/2/22 CLP 1,942,323 USD 2,443 (1)
Deutsche Bank 4/7/22 NOK 404,443 USD 46,185 (249)
Deutsche Bank 4/7/22 RON 38,826 USD 8,448 235
Deutsche Bank 4/8/22 IDR 139,550,457 USD 9,722 (5)
Deutsche Bank 4/8/22 TWD 1,112,776 USD 38,881 (30)
Deutsche Bank 4/8/22 USD 56,153 INR 4,198,862 843
Deutsche Bank 4/8/22 USD 70,933 TWD 1,948,883 2,890
Deutsche Bank 6/2/22 USD 22,776 BRL 117,087 (1,369)
Deutsche Bank 6/10/22 USD 14,713 MYR 61,667 111
Deutsche Bank 6/10/22 USD 46,730 THB 1,553,758 (46)
Deutsche Bank 6/17/22 TRY 24,212 USD 1,526 28
Deutsche Bank 6/17/22 USD 113,171 CNH 720,238 343
Deutsche Bank 6/17/22 USD 7,979 HUF 2,737,871 (175)
Deutsche Bank 7/8/22 INR 1,610,051 USD 21,019 (71)
Deutsche Bank 7/8/22 USD 39,104 TWD 1,112,776 51
Goldman Sachs 4/7/22 EUR 23,623 USD 25,753 385
Goldman Sachs 4/7/22 EUR 84,205 USD 95,617 (2,447)
Goldman Sachs 4/7/22 MXN 972,603 USD 46,728 2,111
Goldman Sachs 4/7/22 USD 68,665 ILS 213,469 1,762
Goldman Sachs 4/7/22 USD 93,755 MXN 1,894,911 (1,397)
Goldman Sachs 4/8/22 INR 1,073,503 USD 14,043 98
Goldman Sachs 4/8/22 INR 1,374,959 USD 18,156 (44)
Goldman Sachs 6/2/22 USD 148,286 BRL 779,688 (12,493)
Goldman Sachs 6/10/22 USD 24,065 COP 92,228,026 (135)
Goldman Sachs 6/10/22 USD 30,923 THB 1,021,827 162
Goldman Sachs 6/17/22 JPY 16,310,146 USD 137,581 (3,318)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 6/17/22 USD 11,111 CNH 70,742 $ 29
Goldman Sachs 6/17/22 USD 68,760 GBP 52,364 (8)
Goldman Sachs 6/17/22 USD 4,237 HUF 1,454,128 (94)
Goldman Sachs 6/17/22 USD 117,557 ZAR 1,821,951 (5,884)
Goldman Sachs 7/8/22 USD 17,977 INR 1,374,959 88
HSBC Bank 4/7/22 EUR 17,158 USD 19,400 (415)
HSBC Bank 4/7/22 MXN 269,922 USD 12,837 717
HSBC Bank 4/7/22 USD 5,040 EUR 4,410 160
HSBC Bank 4/8/22 IDR 348,367,491 USD 24,285 (27)
HSBC Bank 6/2/22 BRL 83,977 USD 16,002 1,315
HSBC Bank 6/2/22 CLP 13,085,641 USD 16,264 186
HSBC Bank 6/2/22 CLP 379,346 USD 483 (6)
HSBC Bank 6/2/22 USD 55,201 BRL 275,695 (1,650)
HSBC Bank 6/2/22 USD 94,563 CLP 76,885,065 (2,094)
HSBC Bank 6/10/22 MYR 1,595 USD 377 1
HSBC Bank 7/21/22 USD 279,748 EUR 250,933 786
JPMorgan Chase 4/7/22 AUD 5,806 USD 4,113 232
JPMorgan Chase 4/7/22 MXN 38,488 USD 1,837 96
JPMorgan Chase 4/7/22 RSD 332,910 USD 3,222 (94)
JPMorgan Chase 4/7/22 USD 3,983 CAD 5,049 (56)
JPMorgan Chase 4/7/22 USD 4,154 EUR 3,717 41
JPMorgan Chase 4/7/22 USD 9,941 ILS 31,619 31
JPMorgan Chase 6/17/22 CZK 2,553,214 USD 110,133 4,499
JPMorgan Chase 6/17/22 JPY 14,470 USD 117 2
Morgan Stanley 4/7/22 EUR 44,893 USD 48,946 727
Morgan Stanley 4/7/22 EUR 342,135 USD 388,909 (10,344)
Morgan Stanley 4/7/22 MXN 1,043,176 USD 49,795 2,588
Morgan Stanley 4/7/22 USD 685,800 EUR 599,517 22,447
Morgan Stanley 4/7/22 USD 45,757 NOK 404,443 (178)
Morgan Stanley 4/8/22 IDR 213,563,662 USD 14,952 (81)
Morgan Stanley 4/8/22 INR 1,855,757 USD 24,311 135
Morgan Stanley 4/8/22 TWD 1,741,385 USD 60,580 218
Morgan Stanley 4/8/22 USD 68,104 TWD 1,872,457 2,729
Morgan Stanley 6/2/22 CLP 5,374,468 USD 6,763 (6)
Morgan Stanley 6/2/22 USD 70,206 BRL 365,410 (5,145)
Morgan Stanley 6/17/22 USD 81,730 CNH 520,598 176
Morgan Stanley 6/17/22 USD 162,491 JPY 19,312,894 3,510
Morgan Stanley 6/17/22 ZAR 197,278 USD 12,887 479
Morgan Stanley 7/8/22 USD 60,902 TWD 1,741,385 (211)
RBC Dominion Securities 4/7/22 CAD 169,379 USD 133,827 1,655
RBC Dominion Securities 4/7/22 USD 21,492 MXN 443,848 (795)
RBC Dominion Securities 4/8/22 INR 188,745 USD 2,504 (17)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 4/7/22 AUD 250,519 USD 180,692 $ 6,787
Standard Chartered 4/7/22 SEK 625,893 USD 68,714 (2,138)
Standard Chartered 4/7/22 USD 104,676 EUR 94,919 (350)
Standard Chartered 6/10/22 USD 14,688 MYR 61,667 86
Standard Chartered 6/10/22 USD 42,269 PHP 2,193,431 138
State Street 4/7/22 EUR 150,076 USD 167,162 (1,106)
State Street 4/7/22 MXN 530,852 USD 25,323 1,333
State Street 4/7/22 USD 6,646 EUR 5,805 223
State Street 4/7/22 USD 155,077 EUR 140,704 (609)
State Street 4/8/22 USD 51,238 KRW 61,086,918 879
State Street 6/2/22 BRL 83,198 USD 15,849 1,307
State Street 6/2/22 USD 7,810 BRL 40,689 (580)
State Street 6/17/22 USD 234,826 GBP 180,172 (1,789)
UBS Investment Bank 4/7/22 EUR 786 USD 898 (29)
UBS Investment Bank 4/7/22 RUB 18,788,912 USD 239,628 (11,277)
UBS Investment Bank 4/7/22 USD 44,803 AUD 62,926 (2,289)
UBS Investment Bank 4/7/22 USD 84,008 EUR 75,676 275
UBS Investment Bank 4/7/22 USD 41,957 ILS 133,829 14
UBS Investment Bank 4/7/22 USD 21,053 MXN 451,190 (1,604)
UBS Investment Bank 4/7/22 USD 219,925 RUB 17,199,750 10,888
UBS Investment Bank 4/7/22 USD 3,818 RUB 444,745 (1,588)
UBS Investment Bank 4/7/22 USD 113,446 SEK 1,025,579 4,356
UBS Investment Bank 4/8/22 IDR 43,602,334 USD 3,039 (3)
UBS Investment Bank 4/8/22 INR 1,072,376 USD 14,042 84
UBS Investment Bank 4/8/22 USD 71,008 IDR 1,017,103,676 183
UBS Investment Bank 6/2/22 BRL 87,437 USD 16,817 1,213
UBS Investment Bank 6/10/22 USD 14,866 THB 493,264 16
UBS Investment Bank 6/17/22 JPY 16,170,849 USD 136,392 (3,276)
UBS Investment Bank 6/17/22 PLN 256,821 USD 58,744 1,903
UBS Investment Bank 6/17/22 USD 5,250 HUF 1,812,844 (149)
UBS Investment Bank 6/17/22 USD 11,457 ZAR 175,112 (407)
UBS Investment Bank 6/17/22 ZAR 974,419 USD 63,831 2,187
UBS Investment Bank 7/8/22 USD 3,029 IDR 43,602,334 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ 6,369

T. ROWE PRICE Dynamic Global Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 7,732 Euro BOBL contracts 6/22 1,102,207 $ (746)
Short, 1,769 Euro BTP contracts 6/22 (270,667) 9,583
Short, 295 Euro BUXL thirty year bond contracts 6/22 (60,765) (723)
Short, 166 Euro-Bund ten year contracts 6/22 (29,136) 1,515
Short, 514 Government of Canada ten year bond
contracts 6/22 (53,680) 2,328
Long, 209 Japanese Bond ten year contracts 6/22 257,001 (1,512)
Long, 1,332 Mini Japanese Government Bond ten
year contracts 6/22 164,022 (537)
Long, 5,348 Republic of South Korea three year bond
contracts 6/22 468,725 (4,789)
Short, 954 U.K. Gilt ten year contracts 6/22 (151,928) 391
Long, 8,592 U.S. Treasury Notes five year contracts 6/22 985,395 4,027
Long, 601 U.S. Treasury Notes ten year contracts 6/22 73,848 619
Short, 350 Ultra U.S. Treasury Bonds contracts 6/22 (61,994) 345
Net payments (receipts) of variation margin to date (7,131)
Variation margin receivable (payable) on open futures contracts $ 3,370

T. ROWE PRICE Dynamic Global Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ 92++
Totals $ —# $ — $ 92+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 142,332  ¤  ¤ $ 272,876
Total $ 272,876^
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $92 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $272,876.

T. ROWE PRICE Dynamic Global Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dynamic Global Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dynamic Global Bond Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Dynamic Global Bond Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Dynamic Global Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,187,613 $ — $ 4,187,613
Common Stocks — 267 — 267
Convertible Preferred Stocks — 19,090 — 19,090
Equity Mutual Funds 158,074 — — 158,074
Short-Term Investments 87,235 — — 87,235
Securities Lending Collateral 185,641 — — 185,641
Options Purchased — 62,877 — 62,877
Total Securities 430,950 4,269,847 — 4,700,797
Swaps* — 69,524 — 69,524
Forward Currency Exchange
Contracts — 121,358 — 121,358
Futures Contracts* 18,808 — — 18,808
Total $ 449,758 $ 4,460,729 $ — $ 4,910,487
Liabilities
Options Written $ — $ 2,345 $ — $ 2,345
Swaps* — 52,871 — 52,871
Forward Currency Exchange
Contracts — 114,989 — 114,989
Futures Contracts* 8,307 — — 8,307
Total $ 8,307 $ 170,205 $ — $ 178,512
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Corporate Bonds,
Government Bonds, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities
and U.S. Treasury Obligations.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Dynamic Global Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F35-054Q1 03/22